Related Party Transactions (Details) - Schedule of due to related party - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of due to related party [Abstract]
Zhejiang Wansi Computer Manufacturing Company Limited	$ 5,652,833	$ 6,242,824